Prepaid Expenses	6 Months Ended
Dec. 31, 2024
Prepaid Expenses [Abstract]
PREPAID EXPENSES
9.	PREPAID EXPENSES

	31 December 2024 $	30 June 2024 $
Prepaid directors and officers’ insurance	-	1,609,260
Other prepaid expenses	-	35,920
	-	1,645,180